Other Income And Expenses (Other Income And Expenses) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011	Dec. 31, 2010
Other Nonoperating Income (Expense) [Line Items]
Interest and dividend income	$ 4	[1]	$ 3	$ 4
Interest income on industrial development revenue bonds	28		28	28
Allowance for equity funds used during construction	36		34	52
Other	2		3	4
Total miscellaneous income	70		68	88
Donations	24	[2]	8	19
Other	13		15	13
Total miscellaneous expense	37		23	32
Illinois Science and Energy Innovation Trust [Member] | Ameren Illinois Company [Member]
Other Nonoperating Income (Expense) [Line Items]
One-time Donation	7.5
Annual Donation	1
Customer Assistance Programs [Member] | Ameren Illinois Company [Member]
Other Nonoperating Income (Expense) [Line Items]
Annual Donation	$ 1

[1]	Includes interest income relating to a 2012 refund of charges included in an expired power purchase agreement with Entergy. See Note 2 - Rate and Regulatory Matters for additional information.
[2]	Includes Ameren Illinois' one-time $7.5 million donation and $1 million annual donation to the Illinois Science and Energy Innovation Trust and $1 million annual donation for customer assistance programs pursuant to the IEIMA as a result of Ameren Illinois' 2012 participation in the formula ratemaking process.